Quarterly Holdings Report
for
Fidelity® Canada Fund
January 31, 2026
CAN-NPRT1-0426
1.813011.121
Common Stocks - 98.9%
	Shares	Value ($)
BRAZIL - 3.9%
Materials - 3.9%
Metals & Mining - 3.9%
Wheaton Precious Metals Corp	322,037	42,426,628
CANADA - 88.6%
Communication Services - 1.5%
Diversified Telecommunication Services - 1.5%
Quebecor Inc Multiple Voting Shares	330,622	11,897,681
TELUS Corp	332,024	4,632,950
TOTAL COMMUNICATION SERVICES		16,530,631
Consumer Discretionary - 7.4%
Broadline Retail - 3.3%
Dollarama Inc	267,354	36,029,420
Hotels, Restaurants & Leisure - 1.6%
Restaurant Brands International Inc	265,217	17,769,432
Specialty Retail - 2.3%
Aritzia Inc Subordinate Voting Shares (d)	96,326	7,592,751
Diversified Royalty Corp	2,053,100	5,850,276
KITS Eyecare Ltd (d)	68,984	1,027,933
Pet Valu Holdings Ltd	514,152	10,308,339
		24,779,299
Textiles, Apparel & Luxury Goods - 0.2%
Canada Goose Holdings Inc Subordinate Voting Shares (d)	142,176	1,724,927
TOTAL CONSUMER DISCRETIONARY		80,303,078
Consumer Staples - 7.3%
Beverages - 0.1%
GURU Organic Energy Corp (d)	237,100	948,992
Consumer Staples Distribution & Retail - 6.8%
Alimentation Couche-Tard Inc	815,283	42,415,193
Metro Inc/CN	346,202	22,981,823
North West Co Inc/The	208,443	7,441,276
		72,838,292
Personal Care Products - 0.4%
Jamieson Wellness Inc (b)(c)	179,854	4,576,757
TOTAL CONSUMER STAPLES		78,364,041
Energy - 17.5%
Energy Equipment & Services - 1.1%
Pason Systems Inc	606,717	5,378,088
TerraVest Industries Inc	65,994	6,836,643
		12,214,731
Oil, Gas & Consumable Fuels - 16.4%
Cameco Corp	135,316	16,735,995
Canadian Natural Resources Ltd	1,337,956	49,748,991
Imperial Oil Ltd (e)	215,227	21,744,779
PrairieSky Royalty Ltd	1,815,418	39,517,489
South Bow Corp	517,255	14,693,514
Suncor Energy Inc	653,437	34,537,407
		176,978,175
TOTAL ENERGY		189,192,906
Financials - 27.6%
Banks - 15.9%
Bank of Montreal	210,099	28,602,102
Royal Bank of Canada	550,808	91,711,666
Toronto Dominion Bank	539,649	50,435,671
		170,749,439
Capital Markets - 4.8%
Brookfield Asset Management Ltd Class A	330,679	16,428,917
Brookfield Corp Class A	416,454	18,983,806
TMX Group Ltd	445,977	16,464,777
		51,877,500
Insurance - 6.9%
Definity Financial Corp	479,852	23,484,256
Intact Financial Corp	133,606	24,325,093
Sun Life Financial Inc	425,775	26,828,844
		74,638,193
TOTAL FINANCIALS		297,265,132
Industrials - 8.5%
Commercial Services & Supplies - 0.7%
BOYD GROUP INC	47,393	7,767,558
Ground Transportation - 6.1%
Canadian National Railway Co	119,927	11,536,913
Canadian Pacific Kansas City Ltd	660,402	49,091,831
TFI International Inc	46,683	5,016,798
		65,645,542
Professional Services - 1.7%
Thomson Reuters Corp	170,423	18,830,199
TOTAL INDUSTRIALS		92,243,299
Information Technology - 7.8%
IT Services - 4.3%
Shopify Inc Class A (d)	356,069	46,721,880
Software - 3.5%
ApplyBoard Inc (d)(f)(g)	1,677	8,100
ApplyBoard Inc non-voting shares (d)(f)(g)	414	1,999
Constellation Software Inc/Canada	17,473	32,246,870
Constellation Software Inc/Canada warrants 3/31/2040 (d)(g)	19,300	1
Dye & Durham Ltd (e)	809,900	1,862,773
Lumine Group Inc Subordinate Voting Shares (c)(d)	231,907	3,820,126
		37,939,869
TOTAL INFORMATION TECHNOLOGY		84,661,749
Materials - 11.0%
Chemicals - 2.0%
Nutrien Ltd	310,557	21,381,940
Containers & Packaging - 1.0%
CCL Industries Inc Class A	25,900	1,560,866
CCL Industries Inc Class B	156,045	9,404,071
		10,964,937
Metals & Mining - 7.4%
Franco-Nevada Corp	242,794	56,834,106
G Mining Ventures Corp (d)	102,100	3,236,997
Hemlo Mining Corp (d)	2,704,700	12,176,265
Minera Alamos Inc (d)	407,362	1,696,282
Minera Alamos Inc warrants (d)(f)	2,816,000	310,229
Triple Flag Precious Metals Corp	180,244	6,077,187
		80,331,066
Paper & Forest Products - 0.6%
Stella-Jones Inc	91,555	6,138,855
TOTAL MATERIALS		118,816,798
TOTAL CANADA		957,377,634
CHILE - 1.4%
Materials - 1.4%
Metals & Mining - 1.4%
Lundin Mining Corp	582,304	14,689,635
UNITED STATES - 4.1%
Consumer Discretionary - 1.0%
Leisure Products - 1.0%
BRP Inc Subordinate Voting Shares	138,636	10,463,498
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Sunococorp LLC	106,177	5,693,211
Industrials - 2.5%
Commercial Services & Supplies - 2.5%
GFL Environmental Inc Subordinate Voting Shares	625,764	26,879,842
Materials - 0.1%
Metals & Mining - 0.1%
Ivanhoe Electric Inc / US warrants 2/15/2026 (d)	150,319	1,518,015
TOTAL UNITED STATES		44,554,566
ZAMBIA - 0.9%
Materials - 0.9%
Metals & Mining - 0.9%
First Quantum Minerals Ltd (d)	347,294	9,817,020
TOTAL COMMON STOCKS (Cost $475,604,563)		1,068,865,483

Convertible Corporate Bonds - 0.2%
		Principal Amount (a)	Value ($)
CANADA - 0.2%
Communication Services - 0.2%
Entertainment - 0.2%
Cineplex Inc 7.75% 3/1/2030 (b) (Cost $1,634,234)	CAD	2,315,000	2,074,175

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
CANADA - 0.2%
Information Technology - 0.2%
Software - 0.2%
Valsoft Corp Series A-1.2 (f)(g)	126	1,247,740
Valsoft Corp Series A-1.3 (f)(g)	45	445,621
Valsoft Corp Series A-1.4 (f)(g)	58	574,357

TOTAL CANADA		2,267,718
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,686,002)		2,267,718

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
ApplyBoard Inc Series A1 (d)(f)(g)	2,063	10,047
ApplyBoard Inc Series A2 (d)(f)(g)	1,615	7,897
ApplyBoard Inc Series A3 (d)(f)(g)	92	451
ApplyBoard Inc Series D (d)(f)(g)	4,504	45,941
ApplyBoard Inc Series SEED (d)(f)(g)	617	2,986

TOTAL CANADA		67,322
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $770,130)		67,322

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.70	1,671,177	1,671,511
Fidelity Securities Lending Cash Central Fund (h)(i)	3.70	2,739,501	2,739,775
TOTAL MONEY MARKET FUNDS (Cost $4,411,286)			4,411,286

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $485,106,215)	1,077,685,984
NET OTHER ASSETS (LIABILITIES) - 0.3%	3,004,753
NET ASSETS - 100.0%	1,080,690,737

Currency Abbreviations
CAD	-	Canadian Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,650,932 or 0.6% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $8,396,883 or 0.8% of net assets.

(d)	Non-income producing.
(e)	Security or a portion of the security is on loan at period end.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,655,368 or 0.2% of net assets.

(g)	Level 3 security.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ApplyBoard Inc	6/4/2021 - 6/30/2021	85,688

ApplyBoard Inc non-voting shares	6/30/2021	44,289

ApplyBoard Inc Series A1	6/4/2021	133,582

ApplyBoard Inc Series A2	6/4/2021	104,573

ApplyBoard Inc Series A3	6/4/2021	5,957

ApplyBoard Inc Series D	6/4/2021	486,066

ApplyBoard Inc Series SEED	6/4/2021	39,952

Minera Alamos Inc warrants	9/4/2025	118,832

Valsoft Corp Series A-1.2	3/14/2025	1,475,928

Valsoft Corp Series A-1.3	3/17/2025	446,709

Valsoft Corp Series A-1.4	3/17/2025	763,365

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	577,285	13,935,995	12,841,846	7,393	77	-	1,671,511	1,671,177	0.0%
Fidelity Securities Lending Cash Central Fund	13,443,383	8,612,539	19,316,819	24,344	672	-	2,739,775	2,739,501	0.0%
Total	14,020,668	22,548,534	32,158,665	31,737	749	-	4,411,286

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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